RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of compensation of key management personnel

	Years ended December 31,
	2020	2019
Cash compensation - salaries, short-term incentives, and other benefits	$7.4	$7.3
Long-term incentives, including share-based payments	8.8	8.5
Termination and post-retirement benefits	1.1	10.2
Total compensation paid to key management personnel	$17.3	$26.0